Earnings per share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share
Weighted-average number of common shares outstanding (basic)	225,172,847	224,349,836	225,168,213	224,349,720
Effect of dilutive share-based awards	7,178,576	2,121,856	7,178,576	2,121,856